SCHEDULE OF CHANGES IN ASSET RETIREMENT OBLIGATION (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Asset Retirement Obligation
Balance as of July 1		$ 2	¥ 386	¥ 16,281
Accretion			2	3
Retirement (a)	[1]	(2)	(388)	(15,898)
Balance as of June 30				¥ 386

[1]	During the year ended June 30, 2026, the Company has fully settled its restoration obligation of JPY386 thousand. No gain or loss has been recognized.